Taxes on Income (Tables)	9 Months Ended
Sep. 30, 2016
Taxes on Income [Abstract]
Schedule of income before income taxes
	Nine months ended September 30,
	2016	2015
	Unaudited

Domestic	$(1,051)	$1,803
Foreign	1,770	1,596

	$719	$3,399

Schedule of taxes on income
	Nine months ended September 30,
	2016	2015
	Unaudited

Current taxes	$1,079	$815
Deferred taxes	(368)	(76)

	$711	$739

Domestic	$-	$72
Foreign	711	666

	$711	$739

	Nine months ended September 30,
	2016	2015
	Unaudited

Domestic taxes:

Current taxes	$-	$72

Foreign taxes:

Current taxes	1,079	743
Deferred taxes	(368)	(76)

Taxes on income	$711	$739